ADVANCES TO SUPPLIERS, NET (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2024	Sep. 30, 2023
Advances To Suppliers Net
SCHEDULE OF ADVANCES TO SUPPLIERS

Advances to suppliers, net, consist of the following:

	March 31, 2024	September 30, 2023
	(Unaudited)
Raw materials purchase	3,804,613	6,406,488
Construction of the CIP	6,786,422	6,716,009
Machinery and equipment	4,834,979	1,918,860
Others	10,269	75,834
Less: allowance for doubtful accounts	(21,400)	-
Advances to suppliers, net	15,414,883	15,117,191

Advances to suppliers, net, consist of the following:

Schedule of Advances to suppliers:	September 30, 2023	September 30, 2022

Raw materials purchase	$6,406,488	$3,654,520
Construction of the CIP	6,716,009	2,105
Machinery and equipment	1,918,860	-
Others	75,834	435,365
Less: allowance for doubtful accounts	-	-
Advances to suppliers, net	$15,117,191	$4,091,990